Income tax and social contribution	12 Months Ended
Dec. 31, 2021
Income tax and social contribution

20.	Income tax and social contribution

Current income tax and social contribution

Current income tax and social contribution assets and liabilities for the current and prior years are measured at the amount expected to be recovered from or paid to the tax authorities. The tax rates and tax laws used to calculate taxes are those enacted or substantially enacted at the balance sheet date.

Income taxes comprise Corporate Income Tax (“IRPJ”) and Social Contribution on Net Income (“CSLL”), calculated based on taxable income, at the statutory rates set forth in the legislation in force: 15% on taxable income plus an additional 10% on annual taxable income exceeding R$240,000 for IRPJ, and 9% for CSLL, and it is paid by each legal entity. According to tax legislation in Brazil there is not a Group´s Corporate Tax Return, and each legal entity have its own tax obligations. The Company does not pay social contribution based on a lawsuit that was final and favorable in the past, therefore the rate is 25%.

Deferred income tax and social contribution

Deferred income tax and social contribution assets are recognized for all future deductible temporary differences and unused tax loss carryforwards to the extent that it is probable that taxable income will be available to be compensated against these temporary differences and unused tax loss carryforwards, except where the deferred income tax and social contribution assets relating to the deductible temporary difference arise from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither accounting profit nor tax income or losses.

Deferred income tax and social contribution liabilities are recognized for all future taxable temporary differences, except when the deferred tax liability arises from the initial recognition of goodwill or an asset or liability in a transaction other than a business combination and which, at the time of the transaction, affects neither accounting profit nor tax losses.

With respect to deductible temporary differences associated with investments in subsidiaries and associates, deferred income tax and social contribution are recognized only to the extent that it is probable that these temporary differences will reverse in the foreseeable future and taxable income will be available against which the temporary differences can be utilized.

The carrying amount of deferred income tax and social contribution assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable income will be available to allow all or part of these assets to be utilized. Unrecognized deferred income tax and social contribution assets are reassessed at the end of each reporting period and are recognized to the extent that it has become probable that future taxable income will allow these assets to be recovered.

Deferred income tax and social contribution assets and liabilities are measured at the tax rates that are expected to apply when the asset is realized or the liability is settled, based on the tax rates (and tax laws) that have been enacted or substantively enacted at the reporting period.

Deferred taxes related to items directly recognized in equity are also recognized in equity and not in the Statements of Income.

Deferred income tax and social contribution assets and liabilities are offset if there is a legal or contractual right to offset tax assets against income tax liabilities, and relates to the same taxpayer entity and to the same tax authority.

In virtue of nature and complexity of the Group's businesses, the differences between the actual results and the assumptions adopted, or the future changes to these assumptions, may result in future adjustments to tax revenues and expenses already recorded. The Company and its subsidiaries set up provisions, based on reasonable estimates, for taxes due. The value of these provisions is based on several factors, such as the experience of previous inspections and the different interpretations of tax regulations by the taxpayer and the responsible tax authority. These differences in interpretation can refer to a wide variety of issues, depending on the conditions in force at the home of the respective entity.

20.1	Income tax and social contribution effective rate reconciliation
	2021	2020	2019

Income (loss) before income tax and social contribution (Continued operations)	369	1,901	(368)
Credit (expense) of Income tax and social contribution expense at the nominal rate (*)	(134)	(542)	105
Tax penalties	(16)	(11)	(16)
Share of profit of associates	(11)	19	(2)
Interest on own capital	114	(78)	(4)
Tax benefits	28	12	6
Sendas spin-off	-	(74)	-
Tax Credits (**)	238	-	-
Subsidy for investments (****)	557	-	-
Tax on results earned abroad (***)	(106)	-	-
Provision for non-realization of tax losses (***)	(51)	-	-
Other permanent differences	(25)	12	6
Effective income tax and social contribution expense	594	(662)	95

Credit (expense) income tax and social contribution expense for the year:
Current	(82)	(371)	249
Deferred	676	(291)	(154)
Credit (expense) income tax and social contribution expense	594	(662)	95
Effective rate	-160.98%	34.82%	25.82%

(*)	The nominal rate is 34% for subsidiaries based in Brazil, 31% (32% -2020) for those based in Colombia, 25% for those based in Uruguay and 30% for those based in Argentina. The Company does not pay social contribution based on a lawsuit that was final and favorable in the past, therefore the rate is 25%.
(**)	In September 2021, the Federal Supreme Court (STF) ruled, in terms of general repercussion, for the unconstitutionality of the collection of IRPJ and CSLL on amounts related to Selic interest arising from tax overpayments. Indeed, in 2021, the Company recorded income tax credits in the amount of R$238, of which R$18 was recorded under Recoverable Taxes and R$220 in the reversal of deferred income tax liabilities.
(***)	Amounts related to taxes calculated on subsidiaries abroad, related to entities in Éxito. Additionally, provisions were made for tax losses on subsidiaries with merger plans by management.
(****)	Certain Company operations benefit from state tax incentives which, pursuant to article 30 of Law No. 12,973/14 and Complementary Law No. 160/17, could be characterized as investment subsidies. The Company recorded the credit in 2021 based on its and legal advisors' opinion about the judgment in Higher Chamber of the Administrative Tax Appeals Council ("CSRF"). For the year ended December 31, 2021, the respective amounts were excluded from the IRPJ calculation basis.

20.2	Breakdown of deferred income tax and social contribution

	2021			2020
	Asset	Liability	Net	Asset	Liability	Net

Tax losses and negative basis of social contribution	1,145	-	1,145	514	-	514
Provision for contingencies	397	-	397	376	-	376
Goodwill tax amortization	-	(481)	(481)	-	(496)	(496)
Mark-to-market adjustment	-	(7)	(7)	-	(6)	(6)
Fixed assets, tradename and investment property	-	(1,710)	(1,710)	-	(1,686)	(1,686)
Unrealized gains with tax credits	-	(239)	(239)	-	(402)	(402)
Net adjustments of IFRS 16	285	-	285	389	-	389
Cash flow hedge	-	(7)	(7)	11	-	11
Other	96	-	96	29	-	29
Presumed profit on equity of Éxito	167	-	167	237	-	237
Deferred income tax and social contribution	2,090	(2,444)	(354)	1,556	(2,590)	(1,034)

Off-set assets and liabilities	(1,509)	1,509	-	(1,556)	1,556	-
Deferred income tax and social contribution assets/(liabilities), net	581	(935)	(354)	-	(1,034)	(1,034)

Management has assessed the future realization of deferred tax assets, considering the projections of future taxable income. This assessment was based on information from the strategic planning report previously approved by the Group’s Board of Directors.

The Company estimates the recovery of the deferred tax assets as follows:

Up to one year	387
From 1 to 2 years	304
From 2 to 3 years	248
From 3 to 4 years	307
From 4 to 5 years	369
Above 5 years	475
2,090

20.3	Movement in deferred income tax and social contribution
	2021	2020	2019

Opening balance	(1,034)	(858)	(225)
Credit (expense) for the year – Continuing operations	676	(291)	(154)
Credit (expense) for the year - Discontinued operations	-	214	(122)
Tax on discontinued operations	-	-	314
Income tax related to OCI - Continuing operations	-	-	1
Income tax related to OCI - Discontinued operations	-	-	(20)
Business combination	-	-	(747)
Exchange rate changes	13	(188)	(18)
Assets held for sale and discontinued operations	-	-	122
Deconsolidation - Sendas	-	91	-
Other	(9)	(2)	(9)
At the end of the period	(354)	(1,034)	(858)